Redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2022
Redeemable non-controlling interest
Schedule of redeemable noncontrolling interest activity

	For the year ended
	December 31,
	2021	2022
	RMB	RMB
Balance as of January 1	9,000	1,421,680
Issuance of redeemable non-controlling interest	1,392,534	—
Acquisition of redeemable non-controlling interest	(9,000)	—
Redeemable non-controlling interest arising from business acquisition	16,784	—
Net income attributable to redeemable non-controlling interest	12,362	43,759
Impact from deconsolidation of a subsidiary due to loss of control	—	(27,357)
Balance as of December 31	1,421,680	1,438,082